BORROWINGS - Schedule of Warehouse Lines (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Balance	$ 52,500	$ 47,900
SC
Debt Instrument [Line Items]
Balance	53,358,926
Assets Pledged	26,765,191
Restricted Cash Pledged	665,362
SC | Revolving Credit Facility
Debt Instrument [Line Items]
Balance	2,214,900
Committed Amount	$ 5,250,000
Effective Rate	4.46%
Assets Pledged	$ 3,279,878
Restricted Cash Pledged	2,853
SC | Revolving Credit Facilities with Third Parties
Debt Instrument [Line Items]
Balance	215,000
Committed Amount	$ 3,250,000
Effective Rate	4.67%
Assets Pledged	$ 563,481
Restricted Cash Pledged	2,853
SC | Revolving Credit Facilities with Third Parties | Warehouse line due July 2026
Debt Instrument [Line Items]
Balance	0
Committed Amount	$ 500,000
Effective Rate	4.79%
Assets Pledged	$ 0
Restricted Cash Pledged	0
SC | Revolving Credit Facilities with Third Parties | Warehouse line due January 2027
Debt Instrument [Line Items]
Balance	0
Committed Amount	$ 1,000,000
Effective Rate	4.72%
Assets Pledged	$ 0
Restricted Cash Pledged	2,792
SC | Revolving Credit Facilities with Third Parties | Warehouse line due April 2027
Debt Instrument [Line Items]
Balance	0
Committed Amount	$ 750,000
Effective Rate	4.78%
Assets Pledged	$ 0
Restricted Cash Pledged	60
SC | Revolving Credit Facilities with Third Parties | Warehouse line due April 2028
Debt Instrument [Line Items]
Balance	215,000
Committed Amount	$ 1,000,000
Effective Rate	4.67%
Assets Pledged	$ 563,481
Restricted Cash Pledged	1
SC | Revolving Credit Facility With Related Parties | Warehouse line due October 2026
Debt Instrument [Line Items]
Balance	1,999,900
Committed Amount	$ 2,000,000
Effective Rate	4.44%
Assets Pledged	$ 2,716,397
Restricted Cash Pledged	$ 0